Taxation - Effect of Tax Holiday Related to China Operations (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Tax holiday effect	¥ 66,110	¥ 239,732	¥ 148,350
Basic net income per share effect	¥ 0.18	¥ 0.67	¥ 0.44
Diluted net income per share effect	¥ 0.16	¥ 0.64	¥ 0.41